Investments (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investments [Line Items]
Investments other than investments accounted for using equity method	$ 1,329	$ 760
Current investments	405	351
Non-current investments other than investments accounted for using equity method	924	409
Common shares held [member]
Disclosure of Investments [Line Items]
Investments other than investments accounted for using equity method	1,289	736
Warrant Held [Member]
Disclosure of Investments [Line Items]
Investments other than investments accounted for using equity method	$ 40	$ 24